UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09459

        Nuveen Arizona Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
	April 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 7.2% (4.6% of Total Investments)
$ 1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	$1,023,510
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/29
300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	310,668
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series
	2001, 5.250%, 9/01/21
305	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	320,576
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34

1,605	Total Education and Civic Organizations			1,654,754

	Health Care – 9.8% (6.4% of Total Investments)
10	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	10,218
	Health System/West, Series 2003A, 5.000%, 3/01/28
250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	253,895
	Network, Series 2005B, 5.000%, 12/01/37
310	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	315,059
	Network, Series 2007, 5.000%, 12/01/42
200	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	208,792
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
750	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	789,083
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
515	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	543,624
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
140	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	145,704
	5.000%, 4/01/16

2,175	Total Health Care			2,266,375

	Housing/Multifamily – 6.6% (4.3% of Total Investments)
1,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	7/09 at 102.00	Aaa	1,036,380
	Whispering Palms Apartments, Series 1999A, 5.900%, 7/01/29 – MBIA Insured
275	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	6/11 at 102.00	Aaa	288,888
	Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative
	Minimum Tax)
205	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	207,884
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

1,480	Total Housing/Multifamily			1,533,152

	Housing/Single Family – 2.9% (1.9% of Total Investments)
10	Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage	11/10 at 101.00	AAA	10,333
	Revenue Bonds, Series 2001A-4, 5.050%, 5/01/17
635	The Industrial Development Authority of The City of Tucson, Arizona, Tax-Exempt Single Family	1/17 at 103.00	Aaa	659,613
	Mortgage Revenue Bonds, Series 2007A-1, 5.100%, 7/01/38

645	Total Housing/Single Family			669,946

	Industrials – 2.2% (1.4% of Total Investments)
510	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,	No Opt. Call	BBB	510,638
	Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative
	Minimum Tax)

	Tax Obligation/General – 19.9% (12.9% of Total Investments)
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second	7/15 at 100.00	AAA	1,069,050
	Series 2005, 5.000%, 7/01/20 – FGIC Insured
1,020	Tucson, Arizona, General Obligation Refunding Bonds, Series 1997, 5.000%, 7/01/19	7/07 at 100.00	AA	1,022,050
2,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series	7/16 at 100.00	AAA	2,515,216
	2006, 5.000%, 7/01/21 – MBIA Insured

4,360	Total Tax Obligation/General			4,606,316

	Tax Obligation/Limited – 45.7% (29.7% of Total Investments)
1,220	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	1,272,155
	Project, Series 2003A, 5.000%, 7/01/31 – MBIA Insured
98	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	101,159
	2005, 5.500%, 7/15/29
184	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	202,740
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
275	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AAA	293,554
	8/01/23 – MBIA Insured
1,000	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006, 5.000%,	8/16 at 100.00	AAA	1,069,060
	8/01/22 – MBIA Insured
1,180	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/23 –	7/13 at 100.00	AAA	1,240,593
	AMBAC Insured
415	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	413,328
	4.600%, 1/01/26
330	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	338,702
	2006, 5.300%, 7/15/31
100	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	102,290
	Series 2006, 5.350%, 7/15/31
900	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/12 at 100.00	AAA	959,517
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
680	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	A	703,766
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
75	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Residual Series 1534,	No Opt. Call	AAA	75,348
	0.000%, 7/01/43 – AMBAC Insured (IF)
4,495	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	942,378
	0.000%, 7/01/42 – FGIC Insured (UB)
600	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	AAA	635,208
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
1,000	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,082,370
500	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	Baa1	546,045
	2005, 5.750%, 7/15/24
355	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	375,608
	2005, 6.000%, 7/01/30
225	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	228,512
	Bonds Series 2006, 5.250%, 7/15/31

13,632	Total Tax Obligation/Limited			10,582,333

	U.S. Guaranteed – 12.3% (8.0% of Total Investments) (4)
365	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (4)	399,018
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	1,090,720
	Project, Series 2003A, 5.375%, 7/01/21 (Pre-refunded 7/01/13) – MBIA Insured
240	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AAA	262,013
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – MBIA Insured
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (4)	1,092,930
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)

2,605	Total U.S. Guaranteed			2,844,681

	Utilities – 23.9% (15.6% of Total Investments)
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,666,275
	Hoover Project, Series 2001, 5.250%, 10/01/17
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	AAA	1,115,050
	FGIC Insured
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR:
1,000	5.000%, 7/01/26 – XLCA Insured	7/15 at 100.00	AAA	1,058,680
170	5.000%, 7/01/27 – XLCA Insured	7/15 at 100.00	AAA	179,855
200	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	209,528
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
235	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/08 at 101.00	Aa1	239,150
	Revenue Refunding Bonds, Series 1997A, 5.000%, 1/01/20
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	1,070,510
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/18

5,105	Total Utilities			5,539,048

	Water and Sewer – 13.2% (8.6% of Total Investments)
225	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	236,554
	2003, 5.000%, 7/01/23 – MBIA Insured
200	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	211,264
	Series 2004, 5.000%, 7/01/24 – MBIA Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,562,235
	2002, 5.000%, 7/01/26 – FGIC Insured
520	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	553,483
	2005, 5.000%, 7/01/23 – MBIA Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
225	4.700%, 4/01/22 (WI/DD, Settling 5/15/07)	4/14 at 100.00	N/R	225,916
260	4.900%, 4/01/32 (WI/DD, Settling 5/15/07)	4/17 at 100.00	N/R	261,269

2,930	Total Water and Sewer			3,050,721

$ 35,047	Total Long-Term Investments (cost $32,070,421) – 143.7%			33,257,964

	Short-Term Investments – 10.2% (6.6% of Total Investments)
2,350	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	2,350,000
	Obligations, Series 1985, 3.710%, 12/01/15 – MBIA Insured (5)

$ 2,350	Total Short-Term Investments (cost $2,350,000)			2,350,000

	Total Investments (cost $34,420,421) – 153.9%			35,607,964

	Floating Rate Obligations – (2.7)%			(622,856)

	Other Assets Less Liabilities – 0.7%			154,096

	Preferred Shares, at Liquidation Value – (51.9)%			(12,000,000)

	Net Assets Applicable to Common Shares – 100%			$23,139,204

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At April 30, 2007, the cost of investments was $33,785,665.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$1,194,158
Depreciation	(2,719)

Net unrealized appreciation (depreciation) of investments	$1,191,439

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 29, 2007

* Print the name and title of each signing officer under his or her signature.